Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	01/01/15-01/31/15
Determination Date	2/9/2015
Distribution Date	2/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$75,576,187.97
2.	Collections allocable to Principal				$5,910,940.91
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$144,117.51

5.	Pool Balance on the close of the last day of the related Collection Period				$69,521,129.55
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				13,410
7.	Initial Pool Balance				$650,000,010.85

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$34,001,187.94		$27,946,129.52
	e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
	f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
	g.	Class D Note Balance	$8,150,000.00		$8,150,000.00

	h.	Note Balance (sum a - g)	$73,951,187.94		$67,896,129.52
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.3089613		0.2539403
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.1137711		0.1044556
10.	Overcollateralization Target Amount				$1,625,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.03
12.	Weighted Average Coupon			%	9.15%
13.	Weighted Average Original Term			months	68.62
14.	Weighted Average Remaining Term			months	18.71

Collections

15.	Finance Charges:
	a. Collections allocable to Finance Charge				$643,374.90
	b. Liquidation Proceeds allocable to Finance Charge				$2,450.35
	c. Purchase Amount allocable to Finance Charge				$0.00

	d. Available Finance Charge Collections (sum a - c)				$645,825.25
16.	Principal:
	a. Collections allocable to Principal				$5,910,940.91
	b. Liquidation Proceeds allocable to Principal				$117,329.84
	c. Purchase Amount allocable to Principal				$0.00

	d. Available Principal Collections (sum a - c)				$6,028,270.75

17.	Total Finance Charge and Principal Collections (15d + 16d)		$6,674,096.00
18.	Interest Income from Collection Account		$427.35
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$6,674,523.35

Available Funds

21.	Available Collections		$6,674,523.35
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$6,674,523.35

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$62,980.16
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$62,980.16

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00
	m.	Class A-4 Monthly Interest	$61,202.14
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$61,202.14
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$34,847.50
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,497.50
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,585.83
34.	Quaternary Principal Distributable Amount		$4,430,058.39
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$4,653,671.52
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$1,625,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$645,825.25
	b.	Total Daily Deposits of Principal Collections	$6,028,270.75
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$427.35

	e.	Total Deposits to Collection Account (sum a - d)	$6,674,523.35
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$62,980.16
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$6,213,191.39
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$395,851.80

	f.	Total Withdrawals from Collection Account (sum a - e)	$6,674,523.35

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$61,202.14
	e.	Class B Interest Distribution	$34,847.50
	f.	Class C Interest Distribution	$37,497.50
	g.	Class D Interest Distribution	$24,585.83
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$6,055,058.42
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$6,213,191.39
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$6,116,260.56
	e.	Class B Distribution	$34,847.50
	f.	Class C Distribution	$37,497.50
	g.	Class D Distribution	$24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$6,213,191.39

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$395,851.80
	b.	Reserve Account surplus (Ln 55)	$120.73

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$395,972.53
46.	Withdrawals
	a.	Certificateholder Distribution	$395,972.53

	b.	Total Withdrawals from Certificate Payment Account	$395,972.53

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$67,896,129.52
48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$120.73
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,120.73
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$120.73

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$62,980.16
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$6,213,191.39
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$395,851.80
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$120.73
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$0.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$6,116,260.56
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$395,972.53

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$24,337.32
74.	Cumulative Net Losses			$9,200,043.76
75.	Cumulative Net Loss Percentage			1.4154%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	393	$3,114,038.63
	b.	61 to 90 days past due	151	$1,232,852.74
	c.	91 or more days past due	36	$289,212.52

	d.	Total Past Due (sum a-c)	580	4,636,103.89

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer